JQC
Nuveen Credit Strategies Income Fund
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 158.3% (98.8% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 137.0% (85.5% of Total Investments) (2)
	Aerospace & Defense – 1.5% (1.0% of Total Investments)
$648	Dynasty Acquisition Co., Inc., Term Loan B1	3.632%	3-Month LIBOR	3.500%	4/08/26	B-	$633,818
348	Dynasty Acquisition Co., Inc., Term Loan B2	3.632%	3-Month LIBOR	3.500%	4/08/26	B-	340,762
11,584	TransDigm, Inc., Term Loan E	2.337%	1-Month LIBOR	2.250%	5/30/25	Ba3	11,458,977
1,980	TransDigm, Inc., Term Loan G	2.337%	1-Month LIBOR	2.250%	8/22/24	Ba3	1,962,030
14,560	Total Aerospace & Defense						14,395,587
	Airlines – 4.7% (2.9% of Total Investments)
3,895	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	4,062,324
3,234	American Airlines, Inc., 1st Lien Term Loan	1.837%	1-Month LIBOR	1.750%	1/29/27	Ba3	3,136,645
1,067	American Airlines, Inc., Incremental Term Loan	2.090%	1-Month LIBOR	2.000%	12/14/23	Ba3	1,053,013
10,381	Checkout Holding Corp., Last Out Term Loan	1.838%	1-Month LIBOR	1.750%	6/27/25	Ba3	10,067,483
10,350	Curia Global, Inc., Term Loan	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	11,036,360
2,730	Ultimate Software Group Inc(The), Incremental Term Loan	4.250%	3-Month LIBOR	3.500%	8/11/28	Ba2	2,762,419
3,980	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	4,041,829
7,860	Westjet Airlines Ltd., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	7,747,642
43,497	Total Airlines						43,907,715
	Auto Components – 1.2% (0.7% of Total Investments)
7,607	Clarios Global LP, USD Term Loan B	3.337%	1-Month LIBOR	3.250%	4/30/26	B1	7,570,396
890	Dexko Global Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	891,513
170	Dexko Global Inc., Term Loan B, (WI/DD), (5)	TBD	TBD	TBD	TBD	B1	169,812
2,481	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	2,483,583
11,148	Total Auto Components						11,115,304
	Beverages – 0.7% (0.4% of Total Investments)
1,976	City Brewing Company, LLC, Closing Date Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B+	1,959,955
1,732	GFL Environmental Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	1,737,506

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Beverages (continued)
$2,992	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	$2,991,827
6,700	Total Beverages						6,689,288
	Building Products – 2.4% (1.5% of Total Investments)
993	AECOM, Term Loan B	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	995,085
995	Change Healthcare Holdings LLC, Term Loan B	4.000%	3-Month LIBOR	3.250%	12/28/27	B1	992,282
2,761	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	2,762,506
1,573	LBM Acquisition LLC, Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	1,554,259
5,265	Magenta Buyer LLC, Term Loan 1st Lien , (WI/DD)	TBD	TBD	TBD	TBD	B	5,262,815
1,000	Nexstar Broadcasting, Inc., Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	B2	1,000,625
8,835	Quikrete Holdings, Inc., 1st Lien Term Loan	2.587%	1-Month LIBOR	2.500%	1/31/27	BB-	8,763,173
1,492	Resideo Funding Inc., Term Loan	2.750%	1-Month LIBOR	2.250%	2/12/28	BBB-	1,494,366
63	TricorBraun Holdings, Inc., Term Loan	2.375%	1-Month LIBOR	2.250%	9/24/26	Baa3	62,984
22,977	Total Building Products						22,888,095
	Capital Markets – 1.1% (0.7% of Total Investments)
6,760	Cengage Learning, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	6,599,450
617	Klockner-Pentaplast of America, Inc., Term Loan B	5.250%	6-Month LIBOR	4.750%	2/09/26	B	615,344
3,184	RPI Intermediate Finance Trust, Term Loan B1	1.837%	1-Month LIBOR	1.750%	2/11/27	BBB-	3,179,240
10,561	Total Capital Markets						10,394,034
	Chemicals – 2.3% (1.4% of Total Investments)
2,170	Arterra Wines Canada, Inc., Term Loan	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	2,171,819
901	ASP Unifrax Holdings Inc, Term Loan B	3.882%	3-Month LIBOR	3.750%	12/14/25	BB	889,253
3,466	Clean Harbors Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	3,466,933
6,744	Finastra USA, Inc., Term Loan, 1st Lien	1.882%	3-Month LIBOR	1.750%	6/01/24	BBB-	6,737,043
5,911	Ineos US Finance LLC, USD Term Loan B	2.101%	1-Month LIBOR	2.000%	3/31/24	BBB-	5,880,637
2,320	Reynolds Group Holdings Inc. , Term Loan B	3.500%	3-Month LIBOR	3.000%	9/29/28	Ba3	2,318,121
21,512	Total Chemicals						21,463,806
	Commercial Services & Supplies – 5.7% (3.5% of Total Investments)
1,244	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	1,248,028
10,123	Asurion LLC, Term Loan B8	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	10,107,229
2,000	Clean Harbors Inc., Term Loan B	2.087%	1-Month LIBOR	2.000%	10/08/28	BBB-	2,002,820

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$8,712	Garda World Security Corporation, Term Loan B	4.340%	1-Month LIBOR	4.250%	10/30/26	BB+	$8,734,683
3,654	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB-	3,666,025
13,204	Hub International Limited, Term Loan B	1.837%	1-Month LIBOR	1.750%	11/13/26	BBB-	13,134,560
1,496	Madison IAQ LLC, Term Loan	3.750%	6-Month LIBOR	3.250%	6/21/28	B1	1,495,001
937	Prime Security Services Borrower, LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB-	936,169
1,909	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	1,911,651
2,363	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	2,373,062
7,428	Travelport Finance (Luxembourg) S.a.r.l., Super Priority Term Loan, (cash 2.500%, PIK 6.500%), (DD1)	2.500%	3-Month LIBOR	6.500%	2/28/25	B-	7,707,961
53,070	Total Commercial Services & Supplies						53,317,189
	Communications Equipment – 2.6% (1.6% of Total Investments)
2,940	Cogeco Communications Finance (USA), LP, Term Loan B	3.089%	1-Month LIBOR	3.000%	10/07/26	B+	2,912,452
825	CommScope, Inc., Term Loan B	3.337%	1-Month LIBOR	3.250%	4/04/26	Ba3	815,579
5,115	Global Medical Response, Inc., Term Loan B	4.340%	1-Month LIBOR	4.250%	12/15/27	BB	5,137,366
1,496	MetroNet Systems Holdings, LLC, Term Loan, First Lien, (DD1)	4.500%	3-Month LIBOR	2.750%	6/02/28	B2	1,501,165
6,109	Plantronics Inc, Term Loan B	2.587%	1-Month LIBOR	2.500%	7/02/25	Ba2	5,965,801
4,923	Riverbed Technology, Inc., Term Loan B	7.000%	1-Month LIBOR	6.000%	12/31/25	Caa1	4,511,332
3,561	Twin River Worldwide Holdings, Inc., Term Loan B	3.750%	3-Month LIBOR	3.000%	11/12/27	B+	3,565,062
137	Univision Communications Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	137,210
25,106	Total Communications Equipment						24,545,967
	Construction & Engineering – 1.1% (0.7% of Total Investments)
748	AECOM, Term Loan B	1.837%	1-Month LIBOR	1.750%	4/13/28	BBB-	749,995
1,805	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	1,820,794
2,460	Apttus Corporation, Term Loan	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	2,465,388
2,231	Brown Group Holding, LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	4/22/28	B+	2,228,405
598	FrontDoor Inc, Term Loan B	2.337%	1-Month LIBOR	2.250%	6/17/28	Ba2	597,878
1,000	Osmose Utilities Services, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	6/17/28	B	998,595
1,090	Rexnord LLC, Term Loan B	2.750%	1-Month LIBOR	2.250%	10/04/28	BB	1,091,700
9,932	Total Construction & Engineering						9,952,755
	Containers & Packaging – 1.8% (1.1% of Total Investments)
695	ADMI Corp., Term Loan B2, (5)	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	692,110
4,354	Berry Global, Inc., Term Loan Z	1.836%	1-Month LIBOR	1.750%	7/01/26	BBB-	4,331,509
1,335	Grinding Media Inc., Term Loan B	4.122%	3-Month LIBOR	4.000%	9/22/28	B	1,340,006

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Containers & Packaging (continued)
$2,125	Reynolds Group Holdings Inc. , Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	$2,124,118
4,963	Reynolds Group Holdings Inc. , Term Loan B2	3.337%	1-Month LIBOR	3.250%	2/05/26	B+	4,938,383
3,086	TricorBraun Holdings, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	3,071,938
16,558	Total Containers & Packaging						16,498,064
	Distributors – 1.8% (1.1% of Total Investments)
13,827	Core & Main LP, Term Loan B	2.588%	1-Month LIBOR	2.500%	6/10/28	Ba3	13,752,180
3,418	Univar Solutions USA Inc., Term Loan B6	2.087%	1-Month LIBOR	2.000%	6/03/28	BBB-	3,415,550
17,245	Total Distributors						17,167,730
	Diversified Consumer Services – 0.5% (0.3% of Total Investments)
4,900	Cengage Learning, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	7/14/26	B	4,931,385
	Diversified Financial Services – 0.8% (0.5% of Total Investments)
2,355	Avaya Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	2,362,012
3,858	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	773,897
1,721	Fleetcor Technologies Operating Company, LLC, Term Loan B4	1.837%	1-Month LIBOR	1.750%	4/30/28	BB+	1,719,156
990	Lions Gate Capital Holdings LLC, Term Loan B	2.337%	1-Month LIBOR	2.250%	3/24/25	Ba2	984,411
1,496	Verscend Holding Corp., Term Loan B	4.087%	1-Month LIBOR	4.000%	8/27/25	BB-	1,500,611
10,420	Total Diversified Financial Services						7,340,087
	Diversified Telecommunication Services – 3.4% (2.2% of Total Investments)
11,684	AAdvantage Loyalty IP Ltd., Term Loan	4.125%	3-Month LIBOR	4.000%	8/14/26	B	11,652,650
191	CenturyLink, Inc., Term Loan B	2.337%	1-Month LIBOR	2.250%	3/15/27	BBB-	189,168
1,311	Endo Luxembourg Finance Company I S.a r.l., Term Loan	3.811%	3-Month LIBOR	3.688%	1/31/26	B	1,298,799
4,871	Frontier Communications Corp., DIP Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	4,875,836
14,419	Sinclair Television Group Inc., Term Loan B1	2.087%	1-Month LIBOR	2.000%	1/31/25	BBB-	14,369,407
32,476	Total Diversified Telecommunication Services						32,385,860
	Electric Utilities – 0.2% (0.2% of Total Investments)
987	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	978,706

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Electric Utilities (continued)
$1,333	Vistra Operations Company LLC, 1st Lien Term Loan B3	1.837%	1-Month LIBOR	1.750%	12/31/25	BBB-	$1,321,845
2,320	Total Electric Utilities						2,300,551
	Electrical Equipment – 0.7% (0.4% of Total Investments)
2,152	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	2,135,812
4,469	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	4,484,441
6,621	Total Electrical Equipment						6,620,253
	Entertainment – 1.0% (0.6% of Total Investments)
956	AMC Entertainment Holdings, Inc. , Term Loan B	3.086%	1-Month LIBOR	3.000%	4/22/26	B-	883,987
562	Crown Finance US, Inc., Incremental Term Loan B1	9.250%	6-Month LIBOR	8.250%	5/23/24	B-	605,676
6,938	Crown Finance US, Inc., USD Term Loan	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	5,754,760
1,815	NASCAR Holdings, Inc, Term Loan B	2.587%	1-Month LIBOR	2.500%	10/18/26	BB+	1,810,890
10,271	Total Entertainment						9,055,313
	Food & Staples Retailing – 3.7% (2.3% of Total Investments)
13,431	Altice Financing SA, Term Loan, 1st Lien	2.087%	1-Month LIBOR	2.000%	5/01/26	BBB	13,401,089
664	H Food Holdings LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	667,243
11,412	H Food Holdings LLC, Term Loan B	3.775%	1-Month LIBOR	3.687%	5/31/25	B2	11,367,756
1,485	Univar Solutions USA Inc., Term Loan B6	4.500%	1-Month LIBOR	3.500%	10/23/27	B-	1,489,113
7,527	US Foods, Inc., Term Loan B	1.837%	1-Month LIBOR	1.750%	6/27/23	BB-	7,491,482
34,519	Total Food & Staples Retailing						34,416,683
	Food Products – 0.4% (0.3% of Total Investments)
1,975	iHeartCommunications, Inc., Term Loan	2.337%	1-Month LIBOR	2.250%	1/31/27	B+	1,949,453
2,000	WideOpenWest Finance LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,997,500
3,975	Total Food Products						3,946,953
	Health Care Equipment & Supplies – 2.6% (1.6% of Total Investments)
4,961	Carestream Health, Inc., Extended Term Loan	7.750%	3-Month LIBOR	6.750%	5/08/23	B1	4,989,542
13,700	Envision Healthcare Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B+	13,725,687
6,183	Viant Medical Holdings, Inc., 1st Lien Term Loan	3.837%	1-Month LIBOR	3.750%	7/02/25	B3	6,013,415
24,844	Total Health Care Equipment & Supplies						24,728,644
	Health Care Providers & Services – 9.9% (6.2% of Total Investments)
1,990	ADMI Corp., Term Loan B2	3.625%	1-Month LIBOR	3.125%	12/23/27	B	1,978,030
5,000	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	5,021,100

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$382	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	$365,483
1,002	BW NHHC Holdco, Inc., 1st Lien Term Loan	5.125%	3-Month LIBOR	5.000%	5/15/25	Caa1	889,214
1,067	Catalent Pharma Solutions Inc., Term Loan B3, (5)	0.000%	1-Month LIBOR	2.000%	9/30/26	B	1,059,781
915	CHG Healthcare Services Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	916,546
2,715	Envision Healthcare Corporation, 1st Lien Term Loan, (DD1)	3.837%	1-Month LIBOR	3.750%	10/10/25	CCC+	2,257,445
1,200	Global Medical Response, Inc., Incremental Term Loan	5.250%	6-Month LIBOR	4.250%	3/14/25	B	1,196,250
10,421	Global Medical Response, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	10/02/25	B	10,397,073
280	Medical Solutions Holdings Inc., Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	B1	280,525
1,470	Medical Solutions Holdings Inc., Term Loan, first Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,472,756
733	National Mentor Holdings, Inc., Delayed Draw Term Loan, (5)	3.860%	1-Month LIBOR	3.250%	3/02/28	B1	729,102
5,780	National Mentor Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	3/02/28	B1	5,752,660
196	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	195,560
3,376	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	3,379,712
12,127	Phoenix Guarantor Inc, Term Loan B	3.338%	1-Month LIBOR	3.250%	3/05/26	B1	12,064,982
4,097	Phoenix Guarantor Inc, Term Loan B3	3.586%	1-Month LIBOR	3.500%	3/05/26	B1	4,085,869
140	Quorum Health Corporation, Term Loan, (6)	8.000%	3-Month LIBOR	7.000%	4/29/25	B-	140,766
17,397	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.837%	1-Month LIBOR	3.750%	11/16/25	B1	17,376,676
7,957	Select Medical Corporation, Term Loan B	2.340%	1-Month LIBOR	2.250%	3/06/25	Ba2	7,923,906
12,512	Surgery Center Holdings, Inc., Term Loan, (DD1)	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	12,553,398
2,674	Team Health Holdings, Inc., 1st Lien Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	2,561,813
93,431	Total Health Care Providers & Services						92,598,647
	Health Care Technology – 2.1% (1.3% of Total Investments)
9,109	Carestream Health, Inc., Extended 2nd Lien PIK Term Loan, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	8,960,762
3,928	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	3,928,653
3,560	Zelis Healthcare Corporation, Term Loan	3.582%	1-Month LIBOR	3.500%	9/30/26	B	3,548,854

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Technology (continued)
$2,933	Zelis Healthcare Corporation, Term Loan B	3.577%	3-Month LIBOR	3.500%	9/30/26	B	$2,914,399
19,530	Total Health Care Technology						19,352,668
	Hotels, Restaurants & Leisure – 14.8% (9.3% of Total Investments)
15,136	1011778 B.C. Unlimited Liability Company, Term Loan B4	1.837%	1-Month LIBOR	1.750%	11/19/26	BB+	14,870,829
2,700	Air Methods Corporation, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/08/28	Ba2	2,700,850
347	Alterra Mountain Company, Series B-2 Consenting Term Loan	4.000%	1-Month LIBOR	3.500%	8/17/28	B	347,232
2,805	Aramark Services, Inc., Term Loan B3	1.837%	1-Month LIBOR	1.750%	3/11/25	BB+	2,743,388
3,926	Berry Global, Inc., Term Loan Z	1.836%	1-Month LIBOR	1.750%	3/15/28	BBB-	3,931,222
14,860	Caesars Resort Collection, LLC, 1st Lien Term Loan B	2.837%	1-Month LIBOR	2.750%	12/22/24	B+	14,806,177
1,485	Caesars Resort Collection, LLC, Term Loan B1	3.587%	1-Month LIBOR	3.500%	7/20/25	B+	1,488,356
578	Carnival Corporation, USD Term Loan B	3.750%	1-Month LIBOR	3.000%	6/30/25	Ba2	578,076
3,086	Churchill Downs Incorporated, Incremental Term Loan B1	2.090%	1-Month LIBOR	2.000%	3/17/28	BBB-	3,062,703
1,802	ClubCorp Holdings, Inc., Term Loan B	2.882%	3-Month LIBOR	2.750%	9/18/24	B-	1,704,545
4,931	Crown Finance US, Inc., Term Loan B1	3.750%	3-Month LIBOR	2.750%	2/05/25	B	4,925,107
978	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	7.132%	3-Month LIBOR	8.250%	5/23/24	B-	1,187,180
12,180	Equinox Holdings, Inc., 1st Lien Term Loan	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	11,637,385
15,013	Golden Nugget, Inc., Incremental Term Loan B	3.250%	3-Month LIBOR	2.500%	10/04/23	B	14,957,057
3,000	Hilton Grand Vacations Borrower LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/02/28	Ba1	3,009,000
4,681	Hilton Worldwide Finance, LLC, Term Loan B2	1.839%	1-Month LIBOR	1.750%	6/21/26	BBB-	4,650,234
5,633	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	5,689,227
4,913	Phoenix Guarantor Inc, Term Loan B	4.250%	3-Month LIBOR	3.250%	12/15/27	B	4,918,598
12,081	Scientific Games International, Inc., Term Loan B5	2.837%	1-Month LIBOR	2.750%	8/14/24	B+	12,047,083
4,000	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB-	3,994,580
5,000	Stars Group Holdings B.V. (The), USD Incremental Term Loan	2.382%	3-Month LIBOR	2.250%	7/10/25	BBB	4,988,369
4,302	Station Casinos LLC, Term Loan B	1.837%	1-Month LIBOR	1.750%	8/31/25	Ba1	4,230,354
12,220	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	12,117,322
2,250	Twin River Worldwide Holdings, Inc., Term Loan B	3.750%	3-Month LIBOR	3.250%	10/01/28	BB+	2,250,562

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$2,425	Wyndham Hotels & Resorts, Inc., Term Loan B	1.837%	1-Month LIBOR	1.750%	5/30/25	BBB-	$2,410,353
140,332	Total Hotels, Restaurants & Leisure						139,245,789
	Household Durables – 1.0% (0.6% of Total Investments)
3,475	Apex Tool Group, LLC, Term Loan B	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	3,482,953
356	FrontDoor Inc, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B3	357,296
2,844	Phoenix Guarantor Inc, Term Loan B3	4.500%	1-Month LIBOR	4.000%	7/30/28	B3	2,858,368
955	Serta Simmons Bedding, LLC, Super Priority Second Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B-	903,010
2,105	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	2,112,483
9,735	Total Household Durables						9,714,110
	Household Products – 0.2% (0.1% of Total Investments)
1,790	Verscend Holding Corp., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/23/28	B1	1,785,373
	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)
1,496	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	1,498,307
	Insurance – 5.8% (3.6% of Total Investments)
16,732	Acrisure, LLC, Term Loan B	3.632%	3-Month LIBOR	3.500%	2/15/27	B	16,540,107
4,800	Asurion LLC, Second Lien Term Loan B4	5.337%	1-Month LIBOR	5.250%	1/15/29	B	4,784,496
1,460	Asurion LLC, Term Loan B8	3.337%	1-Month LIBOR	3.250%	12/23/26	Ba3	1,446,648
14,352	Hub International Limited, Term Loan B	2.875%	3-Month LIBOR	2.750%	4/25/25	B	14,208,032
2,489	Klockner-Pentaplast of America, Inc., Term Loan B	3.337%	1-Month LIBOR	3.250%	7/31/27	Ba3	2,468,082
3,125	LBM Acquisition LLC, Incremental Term Loan B2	4.500%	1-Month LIBOR	3.750%	11/06/27	B	3,122,266
7,837	LBM Acquisition LLC, Term Loan B	3.132%	3-Month LIBOR	3.000%	5/16/24	B	7,788,421
247	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	BB-	248,150
1,965	US Foods, Inc., Term Loan B	3.382%	3-Month LIBOR	3.250%	12/02/26	B	1,954,384
2,000	Zelis Healthcare Corporation, Delayed Draw Term Loan	0.000%	3-Month LIBOR	N/A%	1/27/27	B1	1,990,830
55,007	Total Insurance						54,551,416
	Interactive Media & Services – 1.3% (0.8% of Total Investments)
5,235	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	5,219,077
1,347	Birkenstock GmbH & Co. KG., Term Loan B	3.750%	3-Month LIBOR	3.000%	11/04/27	BB+	1,349,486
414	Mission Broadcasting, Inc., Term Loan B	2.582%	1-Month LIBOR	2.500%	6/03/28	BBB-	413,271

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Interactive Media & Services (continued)
$5,738	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	$5,705,030
12,734	Total Interactive Media & Services						12,686,864
	Internet & Direct Marketing Retail – 0.4% (0.3% of Total Investments)
3,980	CNT Holdings I Corp, Term Loan	4.500%	3-Month LIBOR	3.750%	11/08/27	B	3,991,363
	Internet Software & Services – 0.5% (0.3% of Total Investments)
4,557	Greeneden U.S. Holdings II, LLC, USD Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	4,572,494
	IT Services – 4.9% (3.1% of Total Investments)
2,151	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	2,161,191
1,015	CCC Intelligent Solutions Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	1,013,224
3,064	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	3,014,824
2,750	Magenta Buyer LLC, USD 1st Lien Term Loan	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	2,734,531
746	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	746,354
18,151	Sabre GLBL Inc., Term Loan B	2.087%	1-Month LIBOR	2.000%	2/22/24	Ba3	17,982,755
5,024	Syniverse Holdings, Inc., 1st Lien Term Loan	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	5,029,312
10,966	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB-	11,007,286
2,250	Vision Solutions Inc., Term Loan	5.000%	3-Month LIBOR	N/A%	5/28/28	B2	2,252,813
46,117	Total IT Services						45,942,290
	Leisure Products – 1.8% (1.1% of Total Investments)
15,527	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB-	15,504,566
1,647	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	1,646,245
17,174	Total Leisure Products						17,150,811
	Life Sciences Tools & Services – 3.7% (2.3% of Total Investments)
13,479	Apex Tool Group, LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	13,503,330
12,321	Curia Global, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	8/30/26	B	12,345,052
1,465	Intelsat Jackson Holdings S.A., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,466,223
7,143	PPD, Inc., Initial Term Loan	2.500%	1-Month LIBOR	2.000%	1/13/28	Ba2	7,140,103
34,408	Total Life Sciences Tools & Services						34,454,708
	Machinery – 3.1% (2.0% of Total Investments)
1,964	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,970,051

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Machinery (continued)
$6,117	Axalta Coating Systems US Holdings Inc., Term Loan B3, (DD1)	4.500%	3-Month LIBOR	1.750%	7/31/27	B+	$6,134,768
12,350	Gardner Denver, Inc., USD Term Loan B2	1.837%	1-Month LIBOR	1.750%	2/28/27	BB+	12,195,492
6,000	Hilton Grand Vacations Borrower LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	5,963,250
1,574	McGraw-Hill Global Education Holdings, LLC, Term Loan	3.000%	3-Month LIBOR	2.500%	9/22/28	BBB-	1,574,117
1,478	Vertiv Group Corporation, Term Loan B	2.830%	1-Month LIBOR	2.750%	3/02/27	BB-	1,469,140
29,483	Total Machinery						29,306,818
	Marine – 0.2% (0.1% of Total Investments)
2,816	HGIM Corp., Exit Term Loan, (DD1)	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa3	2,168,362
	Media – 14.3% (8.9% of Total Investments)
970	Asurion LLC, Term Loan B9, (WI/DD)	TBD	TBD	TBD	TBD	N/R	968,734
6,869	Brookfield Property REIT Inc., 1st Lien Term Loan B	2.087%	1-Month LIBOR	2.000%	1/04/25	BB	6,811,431
1,995	Cable One, Inc., Term Loan B4	2.087%	1-Month LIBOR	2.000%	5/03/28	BB+	1,984,397
10,632	Charter Communications Operating, LLC, Term Loan B2	1.840%	1-Month LIBOR	1.750%	2/01/27	BBB-	10,567,731
406	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	391,373
710	Checkout Holding Corp., Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	369,184
10,218	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.629%	3-Month LIBOR	3.500%	8/21/26	B1	10,069,591
9,774	CSC Holdings, LLC, Incremental Term Loan	2.340%	1-Month LIBOR	2.250%	1/15/26	BB	9,595,496
983	CSC Holdings, LLC, Term Loan B1	2.340%	1-Month LIBOR	2.250%	7/17/25	BB	962,845
11,802	CSC Holdings, LLC, Term Loan B5	2.590%	1-Month LIBOR	2.500%	4/15/27	BB	11,585,649
13,321	CSC Holdings, LLC, Term Loan B5	2.590%	1-Month LIBOR	2.500%	1/31/28	BB+	13,196,116
2,585	Diamond Sports Group, LLC, Term Loan	3.340%	1-Month LIBOR	3.250%	8/24/26	Caa1	1,376,451
9,472	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	9,489,760
7,500	Gray Television, Inc., Term Loan B	2.332%	1-Month LIBOR	2.250%	2/07/24	BB+	7,483,313
4,280	Gray Television, Inc., Term Loan C	2.582%	1-Month LIBOR	2.500%	1/02/26	BB+	4,258,936
12	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB+	12,003
3,406	iHeartCommunications, Inc., Term Loan	3.087%	1-Month LIBOR	3.000%	5/01/26	B+	3,384,981
3,627	Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	1-Month LIBOR	4.750%	11/27/23	N/R	3,667,545
3,809	Life Time Fitness Inc , Term Loan B	3.750%	1-Month LIBOR	3.000%	8/14/26	B+	3,809,479
4,000	McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	3,976,660

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$5,391	Nexstar Broadcasting, Inc., Term Loan B3	2.337%	1-Month LIBOR	2.250%	1/17/24	BBB-	$5,385,936
1,726	Nexstar Broadcasting, Inc., Term Loan B4	2.582%	1-Month LIBOR	2.500%	9/19/26	BBB-	1,724,845
2,656	Sinclair Television Group Inc., Term Loan B1	2.340%	1-Month LIBOR	2.250%	1/03/24	Ba2	2,630,400
4,006	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	4,008,117
16,916	Ziggo Financing Partnership, USD Term Loan I	2.590%	1-Month LIBOR	2.500%	4/30/28	BB	16,725,535
137,066	Total Media						134,436,508
	Multiline Retail – 0.3% (0.2% of Total Investments)
328	Belk, Inc., FLFO Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B-	329,032
1,466	Belk, Inc., FLSO Term Loan, (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC-	1,120,670
953	CCC Intelligent Solutions Inc., Term Loan B	4.132%	3-Month LIBOR	4.000%	2/05/25	B-	950,859
2,747	Total Multiline Retail						2,400,561
	Oil, Gas & Consumable Fuels – 2.8% (1.7% of Total Investments)
3,939	Avaya, Inc., Term Loan B	4.132%	3-Month LIBOR	4.000%	2/05/25	B-	3,930,780
16,746	Buckeye Partners, L.P., Term Loan B	2.334%	1-Month LIBOR	2.250%	11/01/26	BBB-	16,684,247
599	DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	600,535
992	Dynatrace LLC, 1st Lien Term Loan	2.879%	3-Month LIBOR	2.750%	7/31/25	B	977,632
2,089	Gulf Finance, LLC, Term Loan B	6.250%	1-Month LIBOR	3.750%	8/25/26	B-	2,021,533
1,608	QuarterNorth Energy Holding Inc., Exit 2nd Lien Term Loan	9.000%	3-Month LIBOR	8.000%	8/27/26	B	1,619,105
25,973	Total Oil, Gas & Consumable Fuels						25,833,832
	Personal Products – 3.0% (1.9% of Total Investments)
5,894	Clarios Global LP, Term Loan B	3.837%	1-Month LIBOR	3.750%	12/21/25	N/R	5,847,525
1,750	Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	1,752,004
6,829	Coty Inc., USD Term Loan B	2.337%	1-Month LIBOR	2.250%	4/05/25	B1	6,744,006
2,110	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	2,104,438
14,860	Revlon Consumer Products Corporation, Term Loan B, (7)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	11,826,283
31,443	Total Personal Products						28,274,256
	Pharmaceuticals – 4.2% (2.6% of Total Investments)
10,953	Bausch Health Companies Inc., Term Loan B	3.087%	1-Month LIBOR	3.000%	6/02/25	BB	10,940,708
395	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	396,022
5,570	Checkout Holding Corp., First Out Term Loan	2.837%	1-Month LIBOR	2.750%	11/27/25	BB	5,559,324

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$2,652	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	3-Month LIBOR	5.000%	3/25/28	B-	$2,593,490
2,419	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	2,427,966
5,511	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	5,525,654
9,239	Mallinckrodt International Finance S.A., USD Term Loan B, (DD1), (6)	6.000%	6-Month LIBOR	5.250%	9/24/24	D	8,626,464
2,993	Organon & Co, USD Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	3,003,108
39,732	Total Pharmaceuticals						39,072,736
	Professional Services – 1.5% (0.9% of Total Investments)
2,900	Ceridian HCM Holding Inc., Term Loan B	2.574%	1-Week LIBOR	2.500%	4/30/25	B+	2,870,504
2,947	Creative Artists Agency, LLC , Term Loan B	3.837%	1-Month LIBOR	3.750%	11/26/26	B	2,936,904
178	Dun & Bradstreet Corporation (The), Term Loan	3.338%	1-Month LIBOR	3.250%	2/08/26	BB+	177,247
1,288	Nielsen Consumer Inc., USD Term Loan B	4.087%	1-Month LIBOR	4.000%	3/05/28	BB	1,293,093
6,361	Nielsen Finance LLC, USD Term Loan B4	2.086%	1-Month LIBOR	2.000%	10/04/23	BBB-	6,361,358
13,674	Total Professional Services						13,639,106
	Real Estate Management & Development – 0.7% (0.5% of Total Investments)
6,885	CenturyLink, Inc., Term Loan A	2.587%	1-Month LIBOR	2.500%	8/24/25	BB+	6,820,277
	Road & Rail – 1.0% (0.6% of Total Investments)
4,883	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	4,884,194
3,803	Hertz Corporation, (The), Term Loan B, (DD1)	4.000%	1-Month LIBOR	3.500%	6/30/28	B+	3,812,195
719	Hertz Corporation, (The), Term Loan C, (DD1)	4.000%	1-Month LIBOR	3.500%	6/30/28	BB-	720,169
9,405	Total Road & Rail						9,416,558
	Semiconductors & Semiconductor Equipment – 2.4% (1.5% of Total Investments)
5,921	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	3-Month LIBOR	3.500%	6/30/24	CCC	4,415,854
5,650	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	5,646,386
6,176	ON Semiconductor Corporation, Term Loan B	2.087%	1-Month LIBOR	2.000%	9/19/26	Baa3	6,176,616
6,060	Standard Industries Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	6,060,000
23,807	Total Semiconductors & Semiconductor Equipment						22,298,856
	Software – 11.8% (7.4% of Total Investments)
2,643	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	2,660,845
3,980	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	3,979,662
2,452	DirecTV Financing, LLC, Term Loan	7.500%	3-Month LIBOR	6.750%	5/03/27	Caa1	2,503,483
4,924	Dynatrace LLC, 1st Lien Term Loan	2.337%	1-Month LIBOR	2.250%	8/23/25	BB+	4,920,311

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$9,162	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	$9,164,137
5,598	Finastra USA, Inc., USD 1st Lien Term Loan	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	5,577,041
12,740	Fleet U.S. Bidco Inc., Term Loan B	3.629%	3-Month LIBOR	3.500%	7/25/26	B	12,665,153
2,980	MA FinanceCo., LLC, USD Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB+	3,008,944
1,394	MA FinanceCo., LLC, USD Term Loan B3	2.837%	1-Month LIBOR	2.750%	6/21/24	BB	1,384,717
768	McAfee, LLC, USD Term Loan B	3.837%	1-Month LIBOR	3.750%	9/29/24	BB+	769,585
7,000	Park River Holdings Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	6,992,720
3,125	Polaris Newco LLC, USD Term Loan B	4.500%	3-Month LIBOR	4.000%	6/04/28	B2	3,135,969
3,151	Proofpoint, Inc., 1st Lien Term Loan	3.750%	3-Month LIBOR	3.250%	8/31/28	BB-	3,141,326
3,550	RealPage, Inc, 1st Lien Term Loan	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	3,546,770
9,417	Seattle Spinco, Inc., USD Term Loan B3	2.837%	1-Month LIBOR	2.750%	6/21/24	BB+	9,351,335
10,038	Sophia, L.P., 1st Lien Term Loan	4.250%	3-Month LIBOR	3.500%	10/07/27	B	10,058,195
2,790	SS&C European Holdings Sarl, Term Loan B4	1.837%	1-Month LIBOR	1.750%	4/16/25	BB+	2,764,730
3,671	SS&C Technologies Inc., Term Loan B3	1.837%	1-Month LIBOR	1.750%	4/16/25	BB+	3,638,468
6,760	Ultimate Software Group Inc(The), Incremental Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	6,779,457
14,700	Ultimate Software Group Inc(The), Term Loan B	3.837%	1-Month LIBOR	3.750%	5/03/26	B1	14,740,425
110,843	Total Software						110,783,273
	Specialty Retail – 3.1% (2.0% of Total Investments)
3,242	Academy, Ltd., Term Loan	4.250%	3-Month LIBOR	3.750%	4/28/28	BB-	3,247,451
1,306	Academy, Ltd., Term Loan	4.500%	1-Month LIBOR	3.750%	11/06/27	Ba3	1,310,508
3,430	Jo-Ann Stores, Inc., Term Loan B1	5.500%	3-Month LIBOR	4.750%	6/30/28	B	3,378,550
859	LBM Acquisition LLC, Incremental Term Loan B2	3.879%	3-Month LIBOR	3.750%	12/18/27	B+	849,032
431	LBM Acquisition LLC, Incremental Term Loan B2, (WI/DD), (5)	TBD	TBD	TBD	TBD	B+	425,583
16,319	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	16,361,367
4,000	Syniverse Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	4,000,840
29,587	Total Specialty Retail						29,573,331
	Technology Hardware, Storage & Peripherals – 1.3% (0.8% of Total Investments)
9,394	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB	9,397,841

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Technology Hardware, Storage & Peripherals (continued)
$2,562	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	$2,571,528
11,956	Total Technology Hardware, Storage & Peripherals						11,969,369
	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)
1,741	CBI Buyer, Inc., Term Loan	4.250%	3-Month LIBOR	3.250%	1/06/28	B1	1,738,096
	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)
984	Altice Financing SA, USD 1st Lien Term Loan	2.874%	3-Month LIBOR	2.750%	1/31/26	B	965,844
1,496	GOGO Intermediate Holdings LLC, Term Loan B	3.879%	3-Month LIBOR	3.750%	4/30/28	B	1,499,841
2,480	Total Wireless Telecommunication Services						2,465,685
$1,303,141	Total Variable Rate Senior Loan Interests (cost $1,289,129,254)						1,285,803,727

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 19.5% (12.2% of Total Investments)
	Airlines – 0.6% (0.4% of Total Investments)
$5,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 144A, (8)	6.500%	6/20/27	Baa3	$5,441,800
	Auto Components – 0.3% (0.2% of Total Investments)
2,699	Clarios Global LP / Clarios US Finance Co, 144A, (8)	6.250%	5/15/26	B1	2,823,829
	Capital Markets – 0.1% (0.1% of Total Investments)
1,000	LPL Holdings Inc, 144A, (8)	4.625%	11/15/27	BB	1,030,000
	Chemicals – 0.2% (0.1% of Total Investments)
2,138	Rayonier AM Products Inc, 144A, (8)	7.625%	1/15/26	B1	2,203,968
	Commercial Services & Supplies – 0.6% (0.4% of Total Investments)
1,200	GFL Environmental Inc, 144A	5.125%	12/15/26	BB-	1,254,000
2,500	Prime Security Services Borrower LLC / Prime Finance Inc, 144A, (8)	3.375%	8/31/27	BB-	2,394,725
1,700	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	1,742,500
5,400	Total Commercial Services & Supplies				5,391,225
	Communications Equipment – 0.9% (0.6% of Total Investments)
2,250	CommScope Inc, 144A, (8)	8.250%	3/01/27	B-	2,292,615
6,750	CommScope Technologies LLC, 144A, (8)	5.000%	3/15/27	B-	6,262,916
9,000	Total Communications Equipment				8,555,531
	Consumer Finance – 0.6% (0.3% of Total Investments)
5,000	Verscend Escrow Corp, 144A, (8)	9.750%	8/15/26	CCC+	5,296,550

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Diversified Telecommunication Services – 1.7% (1.1% of Total Investments)
$6,000	Avaya Inc, 144A, (8)	6.125%	9/15/28	B+	$6,241,800
5,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc, 144A, (8)	5.875%	8/15/27	BBB-	5,183,250
5,000	Lumen Technologies Inc, (8)	5.800%	3/15/22	BB	5,056,900
16,000	Total Diversified Telecommunication Services				16,481,950
	Electric Utilities – 0.1% (0.0% of Total Investments)
3,750	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (6)	6.850%	6/01/34	N/R	4,687
265	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	276,251
265	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	277,830
4,280	Total Electric Utilities				558,768
	Equity Real Estate Investment Trust – 0.7% (0.4% of Total Investments)
6,000	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A, (8)	7.875%	2/15/25	B	6,310,200
	Food & Staples Retailing – 0.7% (0.4% of Total Investments)
4,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A, (8)	4.625%	1/15/27	BB	4,186,200
2,000	JBS USA Food Co, 144A, (8)	5.750%	1/15/28	BBB-	2,085,020
6,000	Total Food & Staples Retailing				6,271,220
	Food Products – 0.2% (0.1% of Total Investments)
2,000	H-Food Holdings LLC / Hearthside Finance Co Inc, 144A, (8)	8.500%	6/01/26	CCC	2,065,000
	Gas Utilities – 0.1% (0.1% of Total Investments)
500	NGL Energy Partners LP / NGL Energy Finance Corp, (8)	7.500%	11/01/23	CCC+	480,000
500	NGL Energy Partners LP / NGL Energy Finance Corp, (8)	6.125%	3/01/25	CCC+	424,850
1,000	Total Gas Utilities				904,850
	Health Care Providers & Services – 3.8% (2.4% of Total Investments)
2,000	CHS/Community Health Systems Inc, 144A, (8)	6.625%	2/15/25	BB-	2,080,000
3,335	CHS/Community Health Systems Inc, 144A, (8)	8.000%	3/15/26	BB-	3,518,425
725	CHS/Community Health Systems Inc, 144A, (8)	8.000%	12/15/27	BB-	785,719
2,000	CHS/Community Health Systems Inc, 144A, (8)	6.875%	4/15/29	CCC	2,057,500
4,750	Legacy LifePoint Health LLC, 144A, (8)	4.375%	2/15/27	B1	4,702,500
2,590	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	2,538,200
2,500	Molina Healthcare Inc, (8)	5.375%	11/15/22	BB-	2,568,750
4,850	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A, (8)	9.750%	12/01/26	CCC+	5,116,750
1,225	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	1,084,125
2,000	Tenet Healthcare Corp, 144A, (8)	7.500%	4/01/25	B+	2,122,500

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services (continued)
$8,500	Tenet Healthcare Corp, 144A, (8)	6.125%	10/01/28	B	$8,924,575
34,475	Total Health Care Providers & Services				35,499,044
	Health Care Technology – 0.2% (0.1% of Total Investments)
1,840	Change Healthcare Holdings LLC / Change Healthcare Finance Inc, 144A, (8)	5.750%	3/01/25	B-	1,853,800
	Hotels, Restaurants & Leisure – 0.6% (0.4% of Total Investments)
5,285	IRB Holding Corp, 144A, (8)	6.750%	2/15/26	CCC+	5,403,912
	Household Durables – 0.0% (0.0% of Total Investments)
505	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A, (8)	5.000%	12/31/26	B2	499,950
	Leisure Products – 0.4% (0.3% of Total Investments)
3,900	Academy Ltd, 144A, (8)	6.000%	11/15/27	Ba3	4,153,500
	Machinery – 0.6% (0.4% of Total Investments)
6,000	Apex Tool Group LLC / BC Mountain Finance Inc, 144A, (8)	9.000%	2/15/23	CCC	6,007,500
	Media – 1.8% (1.1% of Total Investments)
3,675	Clear Channel Outdoor Holdings Inc, 144A, (8)	7.750%	4/15/28	CCC	3,805,297
2,400	Clear Channel Outdoor Holdings Inc, 144A, (8)	7.500%	6/01/29	CCC	2,454,900
3,000	Clear Channel Worldwide Holdings Inc, 144A, (8)	5.125%	8/15/27	B+	3,077,250
4,040	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	CCC+	2,282,600
3,000	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	894,645
4,000	Houghton Mifflin Harcourt Publishers Inc, 144A, (8)	9.000%	2/15/25	BB+	4,240,000
12	iHeartCommunications Inc	6.375%	5/01/26	B+	12,332
20,127	Total Media				16,767,024
	Metals & Mining – 0.4% (0.3% of Total Investments)
2,000	First Quantum Minerals Ltd, 144A, (8)	6.500%	3/01/24	B	2,030,000
2,120	First Quantum Minerals Ltd, 144A, (8)	6.875%	10/15/27	B	2,263,100
4,120	Total Metals & Mining				4,293,100
	Oil, Gas & Consumable Fuels – 2.2% (1.3% of Total Investments)
1,404	Baytex Energy Corp, 144A, (8)	5.625%	6/01/24	B+	1,415,583
2,575	Callon Petroleum Co, (8)	6.125%	10/01/24	B-	2,540,367
2,000	Callon Petroleum Co, 144A	9.000%	4/01/25	N/R	2,150,000
2,000	CITGO Petroleum Corp, 144A, (8)	7.000%	6/15/25	BB	2,061,200
1,450	Gulfport Energy Operating Corp, 144A, (8)	8.000%	5/17/26	BB-	1,605,875
1,535	Laredo Petroleum Inc	9.500%	1/15/25	B	1,578,118
1,700	Matador Resources Co	5.875%	9/15/26	B+	1,755,437

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$6,503	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A, (8)	7.500%	2/01/26	BB-	$6,594,497
750	NGL Energy Partners LP / NGL Energy Finance Corp, (8)	7.500%	4/15/26	CCC+	641,025
19,917	Total Oil, Gas & Consumable Fuels				20,342,102
	Pharmaceuticals – 0.9% (0.6% of Total Investments)
913	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC-	636,817
7,000	Horizon Therapeutics USA Inc, 144A, (8)	5.500%	8/01/27	BB-	7,376,250
362	Par Pharmaceutical Inc, 144A, (8)	7.500%	4/01/27	B-	365,168
8,275	Total Pharmaceuticals				8,378,235
	Software – 0.2% (0.1% of Total Investments)
1,500	SS&C Technologies Inc, 144A, (8)	5.500%	9/30/27	B+	1,578,750
	Specialty Retail – 0.1% (0.1% of Total Investments)
675	PetSmart Inc / PetSmart Finance Corp, 144A, (8)	7.750%	2/15/29	CCC+	729,486
545	Staples Inc, 144A, (8)	7.500%	4/15/26	B	550,880
1,220	Total Specialty Retail				1,280,366
	Trading Companies & Distributors – 1.0% (0.6% of Total Investments)
3,000	Air Lease Corp, (8)	2.300%	2/01/25	BBB	3,060,647
6,000	Air Lease Corp, (8)	3.000%	2/01/30	BBB	6,068,431
9,000	Total Trading Companies & Distributors				9,129,078
	Wireless Telecommunication Services – 0.5% (0.3% of Total Investments)
4,000	Hughes Satellite Systems Corp, (8)	5.250%	8/01/26	BBB-	4,465,000
$185,681	Total Corporate Bonds (cost $178,638,455)				182,986,252

Shares	Description (1)	Value
	COMMON STOCKS – 1.3% (0.8% of Total Investments)
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
41,905	Cengage Learning Holdings II Inc, (9), (10)	$817,147
	Electric Utilities – 0.4% (0.3% of Total Investments)
80,962	Energy Harbor Corp, (9), (10), (11)	3,876,056
	Energy Equipment & Services – 0.0% (0.0% of Total Investments)
31,358	Vantage Drilling International, (9), (10)	146,348
	Health Care Providers & Services – 0.1% (0.0% of Total Investments)
211,860	Millennium Health LLC, (7), (10)	197,877
198,883	Millennium Health LLC, (7), (10)	165,869
	Total Health Care Providers & Services	363,746

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
9,796	Catalina Marketing Corp, (9), (10)	$28,575
	Media – 0.0% (0.0% of Total Investments)
105,553	Clear Channel Outdoor Holdings Inc, (10)	306,104
8	Cumulus Media Inc, (10)	99
17,987	Tribune Co, (9), (10)	180
	Total Media	306,383
	Multiline Retail – 0.0% (0.0% of Total Investments)
196	Belk Inc, (9), (10)	3,528
	Oil, Gas & Consumable Fuels – 0.5% (0.3% of Total Investments)
39,795	California Resources Corp, (10)	1,835,743
31,033	Fieldwood Energy LLC, (9), (10)	3,180,883
	Total Oil, Gas & Consumable Fuels	5,016,626
	Professional Services – 0.2% (0.1% of Total Investments)
164,472	Skillsoft Corp, (7), (10)	1,884,208
	Total Common Stocks (cost $18,417,295)	12,442,617

Shares	Description (1)	Value
	WARRANTS – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
37,723	Avaya Holdings Corp, (9)	$73,560
	Media – 0.0% (0.0% of Total Investments)
4,644	Tenerity Inc, (7)	5
	Oil, Gas & Consumable Fuels – 0.3% (0.2% of Total Investments)
629	California Resources Corp	9,743
17,602	Fieldwood Energy LLC, (9)	1,804,205
37,801	Fieldwood Energy LLC, (9)	359,110
72,802	Fieldwood Energy LLC, (9)	400,411
128,834	Total Oil, Gas & Consumable Fuels	2,573,469
	Entertainment – 0.0% (0.0% of Total Investments)
266,347	Cineworld Warrant, (9)	103,342
	Total Warrants (cost $6,752,229)	2,750,376

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.2% (0.1% of Total Investments)
	Media – 0.2% (0.1% of Total Investments)
$2,000	DISH Network Corp, (8)	3.375%	8/15/26	B1	$2,037,673
$2,000	Total Convertible Bonds (cost $2,073,498)				2,037,673
	Total Long-Term Investments (cost $1,495,010,731)				1,486,020,645

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.9% (1.2% of Total Investments)
	INVESTMENT COMPANIES – 1.9% (1.2% of Total Investments)
17,729,946	BlackRock Liquidity Funds T-Fund Portfolio	0.005% (12)	$17,729,946
	Total Short-Term Investments (cost $17,729,946)		17,729,946
	Total Investments (cost $1,512,740,677) – 160.2%		1,503,750,591
	Borrowings – (42.8)% (13), (14)		(402,000,000)
	Reverse Repurchase Agreements, including accrued interest – (15.1)% (15)		(142,117,498)
	Other Assets Less Liabilities – (2.3)%		(20,882,670)
	Net Assets Applicable to Common Shares – 100%		$938,750,423
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$1,273,977,444	$11,826,283	$1,285,803,727
Corporate Bonds	—	182,986,252	—	182,986,252
Common Stocks	2,141,946	8,052,717	2,247,954	12,442,617
Warrants	9,743	2,740,628	5	2,750,376
Convertible Bonds	—	2,037,673	—	2,037,673
Short-Term Investments:
Investment Companies	17,729,946	—	—	17,729,946
Total	$19,881,635	$1,469,794,714	$14,074,242	$1,503,750,591

	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Balance at the beginning of period	$11,733,256	$1,577,863	$5
Gains (losses):
Net realized gains (losses)	60	–	–
Change in net unrealized appreciation (depreciation)	29,925	670,271	–
Purchases at cost	–	–	–
Sales at proceeds	(39,106)	–	–
Net discounts (premiums)	102,148	–	–
Transfers into	–	–	–
Transfers (out of)	–	(180)	–
Balance at the end of period	$11,826,283	$2,247,954	$5
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$29,925	$670,271	$162

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Variable Rate Senior Loan Interests	$ —	$ —	$180	$ —	$ —	$(180)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $163,026,457 have been pledged as collateral for reverse repurchase agreements.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(12)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 26.7%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 9.5%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT	Real Estate Investment Trust
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.